Trade payables - Disclosure of Trade Payables (Details) - EUR (€) € in Thousands	Mar. 31, 2025	Mar. 31, 2024
Trade and other payables [abstract]
Merchants	€ 157,038	€ 128,106
Tourists	98,192	121,124
Agents	9,070	5,336
Other TFS payables	18,304	16,836
Other trade payables	12,742	10,596
Trade payables	€ 295,346	€ 281,998